Parent Company Only Financial Information (Condensed Statements of Operations) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Income:
Foreign exchange gains-net	¥ 260,683		¥ 216,720		¥ (206,153)
Total income	4,260,392	[1]	5,212,369	[1]	4,070,893	[1]
Expense:
Interest expense	670,673		774,400		1,599,389
Total	2,460,446		2,508,060		3,608,784
Income tax expense	439,900		407,040		(259,928)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	461,796		859,819		(1,468,040)
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies	341,687		203,443		241,129
Dividends from Morgan Stanley	71,216		78,244		43,041
Management fees from subsidiaries	16,510		17,522		16,985
Interest income	102		8		651
Foreign exchange gains-net	93,310		43,461		42,531
Other income	1,923		5,946		6,043
Total income	524,748		348,624		350,380
Expense:
Operating expenses	13,981		15,296		15,404
Interest expense to subsidiaries and affiliated companies	42,752		41,921		34,436
Interest expense	2,856		4,087		5,247
Other expense	934		1,326		1,758
Total	60,523		62,630		56,845
Equity in undistributed net income (loss) of subsidiaries and affiliated companies	61,902		613,264		(1,740,354)
Income (loss) before income tax expense	526,127		899,258		(1,446,819)
Income tax expense	64,331		39,439		21,221
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 461,796		¥ 859,819		¥ (1,468,040)

[1]	Total revenue is comprised of Interest income and Non-interest income.